Pension and Other Postretirement Benefits - Expected Benefit Payments (Details 3) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Future Benefit Payments in 2016	$ 330.4
Expected Future Benefit Payments in 2017	293.0
Expected Future Benefit Payments in 2018	279.1
Expected Future Benefit Payments in 2019	272.0
Expected Future Benefit Payments in 2020	259.0
Expected Future Benefit Payments in 2021 through 2025	1,159.6
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Future Benefit Payments in 2016	47.9
Expected Future Benefit Payments in 2017	44.8
Expected Future Benefit Payments in 2018	42.6
Expected Future Benefit Payments in 2019	40.8
Expected Future Benefit Payments in 2020	39.0
Expected Future Benefit Payments in 2021 through 2025	171.7
Expected Medicare Subsidy Receipts in 2016	(1.4)
Expected Medicare Subsidy Receipts in 2017	(1.4)
Expected Medicare Subsidy Receipts in 2018	(1.5)
Expected Medicare Subsidy Receipts in 2019	(1.5)
Expected Medicare Subsidy Receipts in 2020	(1.5)
Expected Medicare Subsidy Receipts in 2021 through 2025	$ (9.1)